Debt (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Debt Disclosure [Abstract]
Schedule of Debt [Table Text Block]
As of March 31, 2020 and December 31, 2019, the Company’s indebtedness was comprised as follows:

	March 31, 2020	December 31, 2019
Revolving credit agreement	$125,000	$—
6.50% Notes due 2024	900,000	900,000
Debt issuance costs	(10,740)	(12,370)
	$1,014,260	$887,630

As of December 31, 2019 and 2018, the Company’s indebtedness was comprised as follows:

	December 31, 2019	December 31, 2018
Revolving credit agreement	$—	$68,143
6.50% Senior Notes due 2024	900,000	900,000
Debt issuance costs	(12,370)	(14,036)
	$887,630	$954,107